Investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Investments [Abstract]
Fixed deposit receipt, current	$ 2,565	$ 6,464
Total short-term investments	2,565	6,464
Fixed deposit receipt, non-current	10,353	10,293
Total long-term investments	10,353	10,293
Total investments	$ 12,918	$ 16,757